SCHEDULE OF OTHER SUPPLEMENTAL INFORMATION (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Minimum [Member]
Weighted average discount rate	3.96%	3.96%
Weighted average remaining lease term (years)	1 year	7 months 2 days
Maximum [Member]
Weighted average discount rate	5.25%	6.56%
Weighted average remaining lease term (years)	3 years 9 months 29 days	4 years 8 months 1 day